Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILITY
	December 31, 2021	December 31, 2020
Derivative Liabilities on Convertible Loans:
Outstanding Balance	$256,683	$2,008,802